OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER LONG-TERM ASSETS
Deposits	$ 1,602	$ 1,012
Other	3	6
Total	$ 1,605	$ 1,018